Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net income	$ 1,108,040	$ 1,892,524
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	50,442	141,934
Amortization of intangible asset	10,552	4,133
Provision for (recovery of) credit losses	1,092,452	(145,280)
Inventory reserve	0	53,275
Provision for credit losses -financing receivable	43,007	0
Amortization of right of use assets	32,048	72,879
Change in fair value of convertible note	66,259	3,010
Change in fair value of warrant liabilities	850,294	0
Accrued compensation on convertible note	624,513	0
Gain on disposal of a subsidiary	(1,005,593)	0
Changes in operating assets and liabilities:
Accounts receivable	(1,856,099)	(2,930,080)
Advances to suppliers	80,553	780,781
Inventory	275,105	(495,841)
Prepaid expenses and other receivables	(538,401)	34,226
Accounts payable	4,556,074	773,948
Accrued liabilities and other payables	(1,131,211)	(391,098)
Customer deposits	(548,134)	(783,527)
Taxes payable, net of prepaid taxes	824,901	160,119
Lease liabilities	(89,280)	(72,879)
Net cash provided by (used in) operating activities	4,445,522	(901,876)
Cash flows from investing activities
Acquisition of property, plant and equipment	12,817	184,760
Financing receivable	(860,149)	(1,212,686)
Net proceeds from disposition subsidiaries	(27,104)	0
Net cash used in investing activities	(900,070)	(1,397,446)
Cash flows from financing activities
Net proceeds from equity financing	1,642,500	5,834,325
Proceeds of loan payable to third parties	51,333	1,001,343
Repayment of bank loans	0	(432,900)
Proceeds of loans from related parties	95,001	106,877
(Repayment of) proceeds from convertible note	(300,000)	1,999,990
Net cash provided by financing activities	1,488,834	8,509,635
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	65,922	(450,252)
Net increase in cash, cash equivalents and restricted cash	5,100,208	5,760,061
Cash, cash equivalents and restricted cash, beginning of period	29,125,232	18,981,511
Cash, cash equivalents and restricted cash, end of period	34,225,440	24,741,572
Supplemental disclosure information:
Income taxes paid	694,777	1,011,005
Interest paid	0	72,687
Non-cash transaction in investing and financing activities:
Disposal consideration offset with accounts payable	249,480	0
Conversion of convertible note	$ 909,000	$ 0